Employee Benefit - Summary of Components of Net Benefit Expense Recognized in Income Statement and Funded Status and Amounts Recognized in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Net Defined Benefit Liability Asset [Abstract]
Current service cost	$ 360	$ 410	$ 362
Interest cost on benefit obligation	210	180	189
Net benefit cost	570	590	551
Actuarial (gain) / loss - experience	251	217	(15)
Actuarial (gain) / loss - demographic assumption	184		(2)
Actuarial (gain) / loss - financial assumption	337	(219)	171
Re-measuring gain/(loss) on defined benefit plans	772	(2)	154
Defined benefit obligation at January 1	6,652	6,305	6,738
Benefits paid directly by the Company	(274)	(269)	(597)
Exchange differences	573	28	(541)
Defined benefit obligation at December 31	$ 8,293	$ 6,652	$ 6,305